LEASES - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease, Liability	Other liabilities	Other liabilities
Operating Lease, Liability	Other liabilities	Other liabilities
Accrued interest and other liabilities
Leases [Abstract]
Operating Lease, Liability	Other liabilities
Operating Lease, Liability	Other liabilities
Accrued interest and other assets
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 57.2	$ 63.9
Operating Lease, Right-of-Use Asset	$ 57.2	$ 63.9